Short-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Investments [Abstract]
Schedule of short term investments

	December 31,
	2016	2015
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	24,270	—

Note:

The weighted average effective interest rate on bank deposits, with maturity ranging from 91 to 186 days for the year ended December 31, 2016 was 0.71% per annum.